Audit, Audit Related and Other Non-Audit Services - Additional Information (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Auditor Remuneration [Line Items]
Total fees paid to auditors	£ 19,752	£ 17,420	£ 13,869
BTPS
Auditor Remuneration [Line Items]
Total fees paid to auditors	£ 830	£ 1,120	£ 2,137